LONG-TERM BORROWINGS - Classifications (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
LONG-TERM BORROWINGS
Long-term borrowings - current	¥ 79,148	$ 11,475	¥ 287,814
Long-term borrowings - non-current	381	55	67,080
Yunnan Trust Plan
LONG-TERM BORROWINGS
Long-term borrowings - current		0	84,006
Chengdu Gongtou Plan
LONG-TERM BORROWINGS
Long-term borrowings - current	25,137	3,644	85,558
Long-term borrowings - non-current	381	55	20,584
Houfu
LONG-TERM BORROWINGS
Long-term borrowings - current	¥ 54,011	$ 7,831	118,250
Long-term borrowings - non-current			¥ 46,496